First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 81.2%
	Aerospace & Defense – 0.7%
$957,835	Safran S.A., Series SAF (EUR) (a)	0.88%	05/15/27	$1,457,431
	Airlines – 3.5%
875,000	Air Canada	4.00%	07/01/25	1,228,063
1,161,000	American Airlines Group, Inc.	6.50%	07/01/25	1,540,638
1,155,000	JetBlue Airways Corp. (b)	0.50%	04/01/26	1,110,785
2,600,000	Southwest Airlines Co.	1.25%	05/01/25	3,552,314
				7,431,800
	Automobiles – 1.8%
2,015,000	Ford Motor Co. (b)	(c)	03/15/26	2,743,611
70,000	Tesla, Inc.	2.00%	05/15/24	1,055,551
				3,799,162
	Banks – 0.7%
1,275,000	Deutsche Bank AG, Series GMTN	1.00%	05/01/23	1,590,390
	Biotechnology – 1.9%
1,070,000	BioMarin Pharmaceutical, Inc.	0.60%	08/01/24	1,118,685
1,525,000	Exact Sciences Corp.	0.38%	03/15/27	1,531,496
555,000	Insmed, Inc.	0.75%	06/01/28	540,293
755,000	Novavax, Inc.	3.75%	02/01/23	857,300
				4,047,774
	Capital Markets – 1.2%
1,665,000	Coinbase Global, Inc. (b)	0.50%	06/01/26	1,563,220
885,000	WisdomTree Investments, Inc.	4.25%	06/15/23	1,003,083
				2,566,303
	Chemicals – 0.3%
231,000	Livent Corp.	4.13%	07/15/25	645,377
	Communications Equipment – 0.7%
1,168,000	Lumentum Holdings, Inc.	0.50%	12/15/26	1,407,738
	Construction & Engineering – 0.5%
870,000	Granite Construction, Inc.	2.75%	11/01/24	1,120,343
	Consumer Finance – 1.2%
1,180,000	SoFi Technologies, Inc. (b)	(c)	10/15/26	1,099,308
1,600,000	Upstart Holdings, Inc. (b)	0.25%	08/15/26	1,391,291
				2,490,599
	Diversified Financial Services – 0.6%
1,165,000	JPMorgan Chase Financial Co. LLC (b)	0.25%	05/01/23	1,304,331
	Entertainment – 3.8%
435,000	Bilibili, Inc.	1.25%	06/15/27	517,763
557,000	Cinemark Holdings, Inc.	4.50%	08/15/25	766,256
1,315,000	IMAX Corp. (b)	0.50%	04/01/26	1,248,593
1,140,000	Liberty Media Corp. - Liberty Formula One	1.00%	01/30/23	1,876,297
1,858,000	Live Nation Entertainment, Inc.	2.50%	03/15/23	3,108,255
245,000	Sea Ltd.	2.38%	12/01/25	453,985
				7,971,149
	Equity Real Estate Investment Trusts – 1.8%
900,000	Kite Realty Group L.P. (b)	0.75%	04/01/27	910,432
1,390,000	Pebblebrook Hotel Trust	1.75%	12/15/26	1,518,232

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Equity Real Estate Investment Trusts (Continued)
$1,305,000	Summit Hotel Properties, Inc.	1.50%	02/15/26	$1,335,533
				3,764,197
	Health Care Equipment & Supplies – 5.8%
915,000	CONMED Corp.	2.63%	02/01/24	1,481,843
843,000	Cutera, Inc. (b)	2.25%	03/15/26	1,112,692
4,385,000	DexCom, Inc.	0.25%	11/15/25	4,684,523
605,000	Envista Holdings Corp.	2.38%	06/01/25	1,295,834
1,500,000	Insulet Corp.	0.38%	09/01/26	1,913,250
450,000	Integra LifeSciences Holdings Corp.	0.50%	08/15/25	480,960
1,087,000	Tandem Diabetes Care, Inc. (b)	1.50%	05/01/25	1,383,751
				12,352,853
	Health Care Providers & Services – 1.3%
293,000	Anthem, Inc.	2.75%	10/15/42	1,832,396
1,150,000	Guardant Health, Inc.	(c)	11/15/27	983,135
				2,815,531
	Hotels, Restaurants & Leisure – 6.7%
1,485,000	Airbnb, Inc. (b)	(c)	03/15/26	1,414,473
1,500,000	Booking Holdings, Inc.	0.75%	05/01/25	2,247,196
765,000	Expedia Group, Inc.	(c)	02/15/26	897,578
1,195,000	MakeMyTrip Ltd.	(c)	02/15/28	1,201,306
1,175,000	Marriott Vacations Worldwide Corp.	(c)	01/15/26	1,322,703
1,590,000	NCL Corp., Ltd.	5.38%	08/01/25	2,278,571
2,520,000	Royal Caribbean Cruises Ltd.	4.25%	06/15/23	3,214,817
1,610,000	Vail Resorts, Inc.	(c)	01/01/26	1,621,014
				14,197,658
	Interactive Media & Services – 3.3%
1,066,000	Match Group Financeco 2, Inc. (b)	0.88%	06/15/26	1,537,465
2,885,000	Snap, Inc. (b)	(c)	05/01/27	2,489,947
1,450,000	Twitter, Inc.	0.25%	06/15/24	1,528,254
1,160,000	Ziff Davis, Inc. (b)	1.75%	11/01/26	1,393,160
				6,948,826
	Internet & Direct Marketing Retail – 2.0%
2,615,000	Etsy, Inc.	0.13%	09/01/27	2,927,178
300,000	Etsy, Inc. (b)	0.25%	06/15/28	297,750
214,000	MercadoLibre, Inc.	2.00%	08/15/28	535,807
320,000	Pinduoduo, Inc.	(c)	10/01/24	488,000
				4,248,735
	IT Services – 6.3%
1,175,000	Akamai Technologies, Inc.	0.13%	05/01/25	1,513,400
638,000	Block, Inc.	0.13%	03/01/25	804,026
2,105,000	Block, Inc.	0.25%	11/01/27	1,970,939
2,370,000	Cloudflare, Inc. (b)	(c)	08/15/26	2,212,043
256,000	MongoDB, Inc.	0.25%	01/15/26	513,216
1,300,000	Okta, Inc.	0.13%	09/01/25	1,638,634
1,431,000	Perficient, Inc. (b)	0.13%	11/15/26	1,265,483
1,330,000	Shift4Payments, Inc. (b)	(c)	12/15/25	1,341,763
2,015,000	Shopify, Inc.	0.13%	11/01/25	2,155,043
				13,414,547

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Leisure Products – 0.3%
$445,000	Callaway Golf Co.	2.75%	05/01/26	$689,654
	Life Sciences Tools & Services – 0.5%
375,000	Illumina, Inc.	(c)	08/15/23	416,942
310,000	Repligen Corp.	0.38%	07/15/24	557,976
				974,918
	Machinery – 1.8%
390,000	Chart Industries, Inc. (b)	1.00%	11/15/24	835,380
800,000	Greenbrier Cos., Inc (The) (b)	2.88%	04/15/28	820,501
945,000	John Bean Technologies Corp. (b)	0.25%	05/15/26	967,441
760,000	Middleby Corp. (The)	1.00%	09/01/25	1,159,801
				3,783,123
	Media – 2.2%
2,430,000	DISH Network Corp.	(c)	12/15/25	2,381,810
935,000	Liberty Media Corp.	1.38%	10/15/23	1,285,625
1,022,000	TechTarget, Inc. (b)	(c)	12/15/26	944,328
				4,611,763
	Metals & Mining – 1.4%
848,000	Ivanhoe Mines Ltd. (b)	2.50%	04/15/26	1,153,704
1,525,000	MP Materials Corp. (b)	0.25%	04/01/26	1,787,300
				2,941,004
	Mortgage Real Estate Investment Trusts – 0.4%
800,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(c)	08/15/23	829,600
	Oil, Gas & Consumable Fuels – 3.6%
1,016,000	Centennial Resource Production LLC	3.25%	04/01/28	1,508,593
790,000	EQT Corp.	1.75%	05/01/26	1,287,300
859,000	Green Plains, Inc.	2.25%	03/15/27	1,071,966
1,785,000	Pioneer Natural Resources Co.	0.25%	05/15/25	3,709,453
				7,577,312
	Personal Products – 0.7%
1,755,000	Beauty Health Co. (The) (b)	1.25%	10/01/26	1,471,568
	Pharmaceuticals – 1.0%
1,200,000	Jazz Investments I Ltd.	2.00%	06/15/26	1,408,869
657,000	Pacira BioSciences, Inc.	0.75%	08/01/25	751,295
				2,160,164
	Professional Services – 1.1%
725,000	FTI Consulting, Inc.	2.00%	08/15/23	1,080,062
675,000	KBR, Inc.	2.50%	11/01/23	1,180,912
				2,260,974
	Real Estate Management & Development – 0.5%
910,000	Zillow Group, Inc.	2.75%	05/15/25	1,057,022
	Road & Rail – 1.3%
1,268,000	Lyft, Inc.	1.50%	05/15/25	1,597,466
1,255,000	Uber Technologies, Inc.	(c)	12/15/25	1,181,515
				2,778,981

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Semiconductors & Semiconductor Equipment – 7.1%
$823,000	Camtek Ltd. (b)	(c)	12/01/26	$803,941
2,735,000	Enphase Energy, Inc. (b)	(c)	03/01/28	2,509,679
825,000	Impinj, Inc. (b)	1.13%	05/15/27	873,288
625,000	MACOM Technology Solutions Holdings, Inc. (b)	0.25%	03/15/26	648,595
2,440,000	Microchip Technology, Inc.	0.13%	11/15/24	2,906,802
740,000	Nova Ltd.	(c)	10/15/25	1,216,375
3,780,000	ON Semiconductor Corp. (b)	(c)	05/01/27	5,065,659
640,000	SMART Global Holdings, Inc.	2.25%	02/15/26	1,015,678
				15,040,017
	Software – 13.3%
200,000	Avalara, Inc. (b)	0.25%	08/01/26	178,326
1,015,000	Bentley Systems, Inc.	0.13%	01/15/26	963,235
915,000	Bill.com Holdings, Inc.	(c)	12/01/25	1,281,915
1,735,000	Bill.com Holdings, Inc. (b)	(c)	04/01/27	1,571,504
962,000	Box, Inc. (d)	(c)	01/15/26	1,145,232
1,022,000	Confulent, Inc. (b)	(c)	01/15/27	1,006,516
1,500,000	Coupa Software, Inc.	0.38%	06/15/26	1,344,302
725,000	Datadog, Inc.	0.13%	06/15/25	1,245,202
861,000	HubSpot, Inc.	0.38%	06/01/25	1,569,603
975,000	Mitek Systems, Inc. (b)	0.75%	02/01/26	1,027,284
3,010,000	Palo Alto Networks, Inc.	0.75%	07/01/23	5,897,402
1,056,000	Rapid7, Inc. (b)	0.25%	03/15/27	1,204,062
2,010,000	Splunk, Inc.	0.50%	09/15/23	2,197,133
1,062,000	Tyler Technologies, Inc. (b)	0.25%	03/15/26	1,214,589
970,000	Verint Systems, Inc. (b)	0.25%	04/15/26	1,011,594
1,360,000	Workday, Inc.	0.25%	10/01/22	2,357,019
1,035,000	Zendesk, Inc.	0.63%	06/15/25	1,199,565
990,000	Zscaler, Inc.	0.13%	07/01/25	1,793,173
				28,207,656
	Specialty Retail – 1.5%
818,000	Burlington Stores, Inc.	2.25%	04/15/25	1,070,222
570,000	Dick’s Sporting Goods, Inc.	3.25%	04/15/25	2,033,434
				3,103,656
	Technology Hardware, Storage & Peripherals – 0.4%
690,000	Pure Storage, Inc.	0.13%	04/15/23	812,820
	Total Convertible Corporate Bonds			171,874,976
	(Cost $162,250,827)
Shares	Description	Stated Rate	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES – 16.6%
	Auto Components – 0.8%
11,400	Aptiv PLC, Series A	5.50%	06/15/23	1,775,892
	Capital Markets – 1.6%
37,190	KKR & Co., Inc., Series C	6.00%	09/15/23	3,300,985
	Electric Utilities – 2.5%
19,580	American Electric Power Co., Inc.	6.13%	08/15/23	1,039,306
70,340	NextEra Energy, Inc.	5.28%	03/01/23	3,586,637
6,000	PG&E Corp.	5.50%	08/16/23	724,260
				5,350,203

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Food Products – 1.0%
15,825	Bunge Ltd.	4.88%	(e)	$2,055,509
	Health Care Equipment & Supplies – 1.3%
10,250	Becton Dickinson and Co., Series B	6.00%	06/01/23	539,765
19,200	Boston Scientific Corp., Series A	5.50%	06/01/23	2,237,568
				2,777,333
	Internet & Direct Marketing Retail – 0.3%
625	2020 Mandatory Exchangeable Trust (b)	6.50%	05/16/23	711,325
	Life Sciences Tools & Services – 3.7%
24,275	Avantor, Inc., Series A	6.25%	05/15/22	2,772,205
3,281	Danaher Corp., Series B	5.00%	04/15/23	5,059,800
				7,832,005
	Machinery – 1.2%
14,215	RBC Bearings, Inc., Series A	5.00%	10/15/24	1,361,655
10,870	Stanley Black & Decker, Inc.	5.25%	11/15/22	1,134,502
				2,496,157
	Media – 0.3%
8,860	ViacomCBS, Inc., Series A	5.75%	04/01/24	517,247
	Metals & Mining – 0.2%
5,200	ArcelorMittal S.A.	5.50%	05/18/23	363,740
	Multi-Utilities – 0.4%
7,625	NiSource, Inc.	7.75%	03/01/24	868,106
	Semiconductors & Semiconductor Equipment – 2.7%
3,165	Broadcom, Inc., Series A	8.00%	09/30/22	5,797,077
	Wireless Telecommunication Services – 0.6%
1,305	2020 Cash Mandatory Exchangeable Trust (b)	5.25%	06/01/23	1,301,209
	Total Convertible Preferred Securities			35,146,788
	(Cost $30,965,161)
	Total Investments – 97.8%			207,021,764
	(Cost $193,215,988)

Net Other Assets and Liabilities – 2.2%	4,751,318
Net Assets – 100.0%	$211,773,082

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $52,927,891 or 25.0% of net assets.
(c)	Zero coupon security.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2022, securities noted as such are valued at $1,145,232 or 0.5% of net assets.
(e)	Perpetual maturity.

EUR	Euro

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 171,874,976	$ —	$ 171,874,976	$ —
Convertible Preferred Securities:
Food Products	2,055,509	—	2,055,509	—
Internet & Direct Marketing Retail	711,325	—	711,325	—
Life Sciences Tools & Services	7,832,005	2,772,205	5,059,800	—
Wireless Telecommunication Services	1,301,209	—	1,301,209	—
Other industry categories*	23,246,740	23,246,740	—	—
Total Investments	$ 207,021,764	$ 26,018,945	$ 181,002,819	$—

*	See Portfolio of Investments for industry breakout.